consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2022	1,431
Balance at Dec. 31, 2022	$ 11,399	$ 956	$ 4,104	$ 110	$ 16,569	$ 1,089	$ 17,658
Net income			841		841	26	867
Other comprehensive income (loss)			1	(154)	(153)	(25)	(178)
Dividends			(2,111)		(2,111)		(2,111)
Dividends reinvested and optional cash payments	$ 749				749		749
Dividends reinvested and optional cash payments (in shares)	30
Equity accounted share-based compensation	$ 99	5			104		104
Equity accounted share-based compensation (in shares)	4
Issue of Common Shares in business combination	$ 23				23		23
Issue of Common Shares in business combination (in shares)	1
Change in ownership interests of subsidiaries	$ 54	36			90	100	190
Change in ownership interests of subsidiaries (in shares)	2
Balance (in shares) at Dec. 31, 2023	1,468
Balance at Dec. 31, 2023	$ 12,324	997	2,835	(44)	16,112	1,190	17,302
Net income			993		993	(55)	938
Other comprehensive income (loss)			5	(61)	(56)	73	17
Dividends			(2,314)		(2,314)		(2,314)
Dividends reinvested and optional cash payments	$ 698				698		698
Dividends reinvested and optional cash payments (in shares)	32
Equity accounted share-based compensation	$ 88	25	1		114	9	123
Equity accounted share-based compensation (in shares)	3
Issue of Common Shares in business combination	$ 14				14		14
Issue of Common Shares in business combination (in shares)	1
Change in ownership interests of subsidiaries		59			59	(39)	20
Balance (in shares) at Dec. 31, 2024	1,504
Balance at Dec. 31, 2024	$ 13,124	$ 1,081	$ 1,520	$ (105)	$ 15,620	$ 1,178	$ 16,798